Intangible Assets, Net - Summary of Amortization Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Total amortization expense	¥ 102,621	$ 14,879	¥ 54,099	¥ 13,026
Cost of Revenues
Finite Lived Intangible Assets [Line Items]
Total amortization expense	9,613		9,613	9,613
Research and development expenses
Finite Lived Intangible Assets [Line Items]
Total amortization expense	900		825
Sales and marketing expenses
Finite Lived Intangible Assets [Line Items]
Total amortization expense	88,287		38,846
General and administrative expenses
Finite Lived Intangible Assets [Line Items]
Total amortization expense	¥ 3,821		¥ 4,815	¥ 3,413